Related Party Transactions (Details)	12 Months Ended
Jun. 30, 2019
Mr. Yu Haifeng [Member]
Nature of Common Ownership or Management Control Relationships	Controlling shareholder and Chairman of the Company CEO of the Company until September 20, 2019
Puyi Inc.'s founding shareholders before IPO [Member]
Nature of Common Ownership or Management Control Relationships	Shareholders of Puyi Inc. before IPO
Renshou Xinrui Enterprise Management Center LLP [Member]
Nature of Common Ownership or Management Control Relationships	Ultimately controlled by Mr. Yu
Fanhua Inc. [Member]
Nature of Common Ownership or Management Control Relationships	Shareholder of Puyi since September 2018
Tibet Zhuli Investment Co., Ltd. [Member]
Nature of Common Ownership or Management Control Relationships	Subsidiary of Fanhua Inc.
Zhonghui Huiguan Investment Management Co., Ltd.[Member]
Nature of Common Ownership or Management Control Relationships	Subsidiary of Puyi Inc.
Shenzhen Taozhan Trade Co., Ltd. [Member]
Nature of Common Ownership or Management Control Relationships	Related party of Zhonghui
Red Lake Yongjin No.1 (Shenzhen) Investment LLP [Member]
Nature of Common Ownership or Management Control Relationships	A vehicle controlled by Zhonghui's minority shareholder by April 2019 and managed by the Company thereafter